Parent Only Financial Statements	12 Months Ended
Dec. 31, 2013
Parent Only Financial Statements [Abstract]
PARENT ONLY FINANCIAL STATEMENTS
NOTE 17 – PARENT ONLY FINANCIAL STATEMENTS
As of December 31, 2013, the total restricted net assets exceeded 25% percentage of the Company’s consolidated net assets. As a result, parent only financial statements are prepared as follows:

Parent Only Balance Sheets
As of December 31, 2013 and 2012
$
	December 31, 2013		December 31, 2012
ASSETS

CURRENT ASSETS
Cash		$104		$104
Restricted cash		236,400		236,400
Loan receivable from CNM		2,791,304		3,781,500
Total current assets		3,027,808		4,018,004

TOTAL ASSETS		$3,027,808		$4,018,004

LIABILITIES AND EQUITY

CURRENT LIABILITIES
Other payable		700,563		615,330
Total current liabilities		700,563		615,330

COMMON STOCK SUBJECT TO REPURCHASE		236,400		236,400
TOTAL LIABILITIES		936,963		851,730

EQUITY
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares, net of issuance costs ($0.0005 par value; 16,000,000 shares authorized, 4,689,506 shares issued and outstanding at December 31, 2013, liquidation preference of $4,689,506)		2,345		2,845
Common stock at $0.0001 par value; (83,109,978 shares authorized, issued and outstanding at December 31, 2013)		8,318		8,318
Additional paid-in capital		26,124,907		27,124,407
Accumulated deficit		(24,235,073)		(24,159,644)
Accumulated other comprehensive income		190,348		190,348
Total shareholders' equity		2,090,845		3,166,274

Total equity		2,090,845		3,166,274

TOTAL LIABILITIES AND EQUITY	3,027,808		$4,018,004

No parent only statement of operations and statement of cashflows is presented as there is no transaction and no change in cash and cash equivalent for the year.